Investments in Equity Investees - Composition (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Investments in Equity Investees
Investments in equity investees	$ 147,824	$ 158,506
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Investments in Equity Investees
Investments in equity investees	63,154	63,536
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees	62,997	77,939
Nutrition Science Partners Limited ("NSPL")
Investments in Equity Investees
Investments in equity investees	21,431	16,806
Other
Investments in Equity Investees
Investments in equity investees	$ 242	$ 225